Underwritten Public Offering (Details Narrative) - USD ($)		9 Months Ended
	Feb. 15, 2024	Sep. 30, 2024	Sep. 30, 2023
Securities Financing Transaction [Line Items]
Proceeds from Warrant Exercises		$ 1,940,610	$ 1,156
Series A Warrants [Member]
Securities Financing Transaction [Line Items]
Conversion of Stock, Shares Issued		1,120,784
Proceeds from Warrant Exercises		$ 0
Series B Warrants [Member]
Securities Financing Transaction [Line Items]
[custom:WarrantsExercised]		678,865
Conversion of Stock, Shares Issued		678,865
Proceeds from Warrant Exercises		$ 1,892,608
Pre Funded Warrants [Member]
Securities Financing Transaction [Line Items]
Conversion of Stock, Shares Issued		22,500
Proceeds from Warrant Exercises		$ 45,000
February 2024 Public Offering [Member]
Securities Financing Transaction [Line Items]
[custom:GrossProceedsFromIssuanceOrSaleOfEquity]	$ 10,000,000
Proceeds from Issuance or Sale of Equity	$ 8,522,411
[custom:UnitsDescription]		The offering consisted of 35,714 Units, consisting of (i) 13,214 Common Units, with each Common Unit consisting of one share of common stock, one-tenth of a Series A warrant to purchase one share of common stock (“Series A Warrant”) and two-tenths of a Series B warrant to purchase one share of common stock (“Series B Warrant”), and (ii) 22,500 Pre-Funded Units, with each Pre-Funded Unit consisting of one pre-funded warrant to purchase one share of common stock (“Pre-Funded Warrants”), one-tenth of a Series A Warrant and two-tenths of a Series B Warrant. The public offering price was $280 per Common Unit and $278 per Pre-Funded Unit. The Pre-Funded Warrants have an exercise price of $2.00 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until exercised in full. The initial exercise price of each Series A Warrant was $4,200 per share of common stock or pursuant to an alternative cashless exercise option. Under the alternative cashless exercise provision, which became effective following stockholder approval in March 2024, each Series A Warrant was exercisable on a cashless basis for two shares of common stock. The Series A Warrants were exercisable immediately and expire 30 months after the initial issuance date. The initial exercise price of each Series B Warrant was $4,760 per share of common stock. The Series B Warrants are exercisable immediately and expire 60 months after the initial issuance date.
February 2024 Public Offering [Member] | Series A Warrants [Member] | Over-Allotment Option [Member]
Securities Financing Transaction [Line Items]
[custom:WarrantsIssuedShares]	415
February 2024 Public Offering [Member] | Series B Warrants [Member]
Securities Financing Transaction [Line Items]
Class of Warrant or Right, Outstanding		12,934,062
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.7879
February 2024 Public Offering [Member] | Series B Warrants [Member] | Over-Allotment Option [Member]
Securities Financing Transaction [Line Items]
[custom:WarrantsIssuedShares]	830